SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Interest expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Interest expense and amortization cost of 2025, 2026 and 2027 Convertible Notes (Note 17)	¥ 64,115		¥ 59,429	¥ 58,350
Interest expense on bank and other borrowings	336,533		222,918	172,328
Interest expense on finance leases	93,264		90,679	104,088
Total interest costs	493,912		373,026	334,766
Less: Total interest costs capitalized	(92,937)		(60,854)	(61,461)
Interest expenses, net	¥ 400,975	$ 54,933	¥ 312,172	¥ 273,305